GEOGRAPHIC AND SIGNIFICANT CUSTOMER INFORMATION - Schedule of Major Customers (Details) - Revenue Benchmark - Customer Concentration Risk	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Customer A
Revenue, Major Customer
Concentration risk, percentage	17.70%	14.80%	16.90%
Customer B
Revenue, Major Customer
Concentration risk, percentage	10.00%	8.40%	14.10%